Derivative Instruments - Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Interest rate swap contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 0.4
Derivative Liabilities		$ 1.1
Derivatives not accounted for as hedges
Derivatives, Fair Value [Line Items]
Notional Amount	100.8	100.0
Derivative Assets	0.4	0.0
Derivative Liabilities	0.0	1.1
Derivatives not accounted for as hedges | Interest rate swap contracts
Derivatives, Fair Value [Line Items]
Notional Amount	100.0	100.0
Derivative Assets	0.4	0.0
Derivative Liabilities	0.0	1.1
Derivatives not accounted for as hedges | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Notional Amount	0.8	0.0
Derivative Assets	0.0	0.0
Derivative Liabilities	$ 0.0	$ 0.0